COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease commitments:
2015	$ 814,000
2016	814,000
2017	762,000
2018	700,000
2019	714,000
2020	729,000
Total	4,533,000
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	$ 271,000	$ 215,000	$ 233,000
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2017